Cash Distributions and Earnings/ (Losses) Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 1,960	$ 5,889	$ 6,462	$ 13,384
Earnings attributable to:
Common unit holders	918	2,659	3,026	6,043
Subordinated unit holders Series A	146	453	482	1,030
Subordinated unit holders	856	2,659	2,827	6,043
General Partner	$ 40	$ 118	$ 127	$ 268
Weighted average units outstanding (basic and diluted)
Common units	10,004,384	9,342,692	9,934,312	9,342,692
Subordinated unit holders Series A	1,592,920	1,592,920	1,592,920	1,592,920
Subordinated unit holders	9,342,692	9,342,692	9,342,692	9,342,692
General Partner	427,250	413,843	425,317	413,843
Earnings per unit (basic and diluted):
Common unit holders	$ 0.1	$ 0.28	$ 0.3	$ 0.65
Subordinated unit holders Series A	0.1	0.28	0.3	0.65
Subordinated unit holders	0.1	0.28	0.3	0.65
General partner	0.1	0.28	0.3	0.65
Earnings per unit-distributed (basic and diluted):
Common unit holders	0.42	0.42	0.85	0.85
Subordinated unit holders Series A	0.42	0.42	0.84	0.85
Subordinated unit holders	0.42	0.42	0.84	0.85
General Partner	0.42	0.42	0.84	0.85
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	(0.32)	(0.14)	(0.55)	(0.2)
Subordinated unit holders Series A	(0.32)	(0.14)	(0.54)	(0.2)
Subordinated unit holders	(0.32)	(0.14)	(0.54)	(0.2)
General Partner	$ (0.32)	$ (0.14)	$ (0.54)	$ (0.2)